Notes Payable (Tables)	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Summary of Financial Information Relating to Note Payable

Following is a summary of financial information relating to the notes payable:

	Year ended December 31,
	2016	2015
	(dollars in thousands)
Weighted-average interest rate (1)	4.73%	4.31%
Average balance	$202,293	$119,307
Total interest expense	$12,892	$6,826
Maximum daily amount outstanding	$275,106	$236,107

(1)	Excludes the effect of amortization of debt issuance costs of $3.2 million for the year ended December 31, 2016, and $1.6 million for the year ended December 31, 2015.

	Year ended December 31,
	2016	2015
	(dollars in thousands)
Carrying value:
Amount outstanding	$275,106	$236,107
Unamortized debt issuance costs	—	(92)
	$275,106	$236,015
Weighted-average interest rate	4.73%	4.53%
MSRs pledged to secure notes payable	$656,567	$459,741